VIA EDGAR

May 3, 2002

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: FS Variable Separate Account

(Advisor Variable Annuity)

First SunAmerica Life Insurance Company Form N-4

File Nos. 333-45946 and 811-8810

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2002 for FS Variable Separate Account (portion relating to the Advisor Variable Annuity) contains no changes from the form of Prospectus and Statement of Additional Information for the Separate Account submitted in Post-Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 2002 via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/

Katherine L. Stoner

Senior Counsel